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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [_]; Amendment Number:
                                               -----
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    United States Steel and Carnegie Pension Fund, Inc.
Address: 350 Park Avenue - 17th Floor
         New York, NY 10022-6022

13F File Number: 28-677

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report:

Name:  Gary A. Glynn
Title: President
Phone: 212-826-8420

Signature, Place, and Date of Signing:


/s/ Gary A. Glynn      New York, NY      April 22, 2010
-------------------

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.
[_]  13F NOTICE.
[_]  13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                              FORM 13F SUMMARY PAGE

Report Summary:

No Other Managers

Form 13F Information Table Entry Total: 72

Form 13F Information Table Value Total: $5,488,456

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            Form 13F, List of Securities Pursuant to Section 13(F)
                     of the Security Exchange Act of 1934

                                                                               SHARES OR   SHARES     SHARES
                                                                  MARKET VALUE PRINCIPAL    SOLE    SOLE VOTING
NAME OF ISSUER                        TITLE OF CLASS CUSIP NUMBER   (x$1000)    AMOUNT   DISCRETION  AUTHORITY
--------------                        -------------- ------------ ------------ --------- ---------- -----------
Abbott Laboratories..................                 002824100     134,971    2,562,100 2,562,100   2,562,100
Altria Group Inc.....................                 02209S103      94,474    4,603,996 4,603,996   4,603,996
Ametek Inc...........................                 031100100      60,117    1,450,000 1,450,000   1,450,000
Amgen Inc............................                 031162100      97,857    1,635,366 1,635,366   1,635,366
Amphenol Corp........................                 032095101      80,623    1,910,950 1,910,950   1,910,950
BB&T Corp............................                 054937107      59,358    1,832,600 1,832,600   1,832,600
BP Plc Sponsored ADR.................                 055622104      66,854    1,171,436 1,171,436   1,171,436
Bank of New York Mellon Corp.........                 064058100      98,189    3,179,696 3,179,696   3,179,696
Boeing Co............................                 097023105      83,628    1,151,746 1,151,746   1,151,746
Broadridge Financial Solutions.......                 11133T103      60,045    2,808,485 2,808,485   2,808,485
Caterpillar..........................                 149123101      19,798      315,000   315,000     315,000
Cisco Systems Inc....................                 17275R102      53,900    2,070,690 2,070,690   2,070,690
Coca Cola Co.........................                 191216100      69,669    1,266,700 1,266,700   1,266,700
Comcast Corp Cl A Special Non-Voting.                 20030N200      78,951    4,393,500 4,393,500   4,393,500
D R Horton Inc.......................                 23331A109      13,377    1,061,650 1,061,650   1,061,650
Dell Inc.............................                 24702R101      30,474    2,028,900 2,028,900   2,028,900
Disney Walt Co.......................                 254687106      86,792    2,486,170 2,486,170   2,486,170
Discovery Communications A...........                 25470F104      30,837      912,619   912,619     912,619
Discovery Communications C...........                 25470F302      21,729      738,819   738,819     738,819
Direct TV--Class A...................                 25490A101     102,658    3,036,330 3,036,330   3,036,330
Duke Energy Corp.....................                 26441C105      20,899    1,280,600 1,280,600   1,280,600
Ecolab...............................                 278865100      89,750    2,042,100 2,042,100   2,042,100
Esco Technologies....................                 296315104      15,905      500,000   500,000     500,000
Exxon Mobil Corp.....................                 30231G102     166,235    2,481,858 2,481,858   2,481,858
General Electric Co..................                 369604103     104,046    5,716,824 5,716,824   5,716,824
Glaxosmithkline Spnsrd ADR...........                 37733W105      33,297      864,400   864,400     864,400
Hewlett-Packard Co...................                 428236103     116,571    2,193,250 2,193,250   2,193,250
Illinois Tool Works Inc..............                 452308109     107,787    2,275,900 2,275,900   2,275,900
Intel Corp...........................                 458140100      81,292    3,647,003 3,647,003   3,647,003
International Business Machs.........                 459200101     166,985    1,302,028 1,302,028   1,302,028
International Paper Co...............                 460146103      61,434    2,496,300 2,496,300   2,496,300
Johnson & Johnson....................                 478160104     163,828    2,512,700 2,512,700   2,512,700
KB Home..............................                 48666K109      12,092      721,925   721,925     721,925
Leggett & Platt Inc..................                 524660107      81,004    3,743,250 3,743,250   3,743,250
Liberty Global Inc...................                 530555101      52,894    1,813,938 1,813,938   1,813,938
Liberty Interactive Series A.........                 53071M104     103,316    6,752,704 6,752,704   6,752,704
Liberty Capital Series A.............                 53071M302      37,176    1,022,164 1,022,164   1,022,164
Liberty Media-Starz..................                 53071M708      17,963      328,575   328,575     328,575
Mccormick & Co Inc Com Non Vtg.......                 579780206      60,857    1,586,460 1,586,460   1,586,460
Mcdonald`s Corp......................                 580135101      66,795    1,001,119 1,001,119   1,001,119
Merck & Co Inc.......................                 58933Y105      61,255    1,640,036 1,640,036   1,640,036
Meredith Corp........................                 589433101      12,050      350,196   350,196     350,196
Microsoft Corp.......................                 594918104     214,132    7,311,270 7,311,270   7,311,270
Molson Coors Brewing Company.........                 60871R209      39,999      951,000   951,000     951,000
Nike Inc.............................                 654106103      88,935    1,210,000 1,210,000   1,210,000
Nokia Corp-Spon ADR..................                 654902204      75,939    4,886,700 4,886,700   4,886,700
Novartis ADR.........................                 66987V109     102,536    1,895,300 1,895,300   1,895,300
Pepsico Inc..........................                 713448108     112,668    1,702,966 1,702,966   1,702,966
Pfizer Inc...........................                 717081103      64,782    3,777,361 3,777,361   3,777,361
Philip Morris........................                 718172109      57,324    1,098,996 1,098,996   1,098,996
Potlatch Holdings Inc................                 737630103      42,045    1,199,925 1,199,925   1,199,925
Praxair..............................                 74005P104      76,684      923,900   923,900     923,900
Procter & Gamble Co..................                 742718109     120,341    1,902,028 1,902,028   1,902,028
Prologis.............................                 743410102      30,176    2,286,085 2,286,085   2,286,085

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
                                                                         SHARES OR   SHARES     SHARES
                                                            MARKET VALUE PRINCIPAL    SOLE    SOLE VOTING
NAME OF ISSUER                  TITLE OF CLASS CUSIP NUMBER   (x$1000)    AMOUNT   DISCRETION  AUTHORITY
--------------                  -------------- ------------ ------------ --------- ---------- -----------
Pulte Group....................                  745867101      12,668   1,126,050 1,126,050   1,126,050
Rayonier.......................                  754907103      12,230     269,200   269,200     269,200
Rayonier.......................                754907103BW      21,216     467,000   467,000     467,000
Royal Dutch Shell Spnsrd ADR...                  780259206     128,550   2,221,737 2,221,737   2,221,737
SPDR Trust Series 1............                  78462F103     230,048   1,966,221 1,966,221   1,966,221
Schlumberger Ltd...............                  806857108     112,223   1,768,398 1,768,398   1,768,398
Spectra Energy Corp............                  847560109      77,410   3,435,850 3,435,850   3,435,850
Staples Inc....................                  855030102     134,011   5,725,000 5,725,000   5,725,000
State Street Corp..............                  857477103     136,666   3,027,600 3,027,600   3,027,600
Texas Instruments Inc..........                  882508104      25,586   1,045,600 1,045,600   1,045,600
Toll Brothers Inc..............                  889478103      12,349     593,700   593,700     593,700
US Bancorp.....................                  902973304      53,302   2,059,567 2,059,567   2,059,567
US Bancorp.....................                902973304BW       6,043     233,500   233,500     233,500
UnitedHealth Group Inc.........                  91324P102     105,292   3,222,900 3,222,900   3,222,900
Wal-Mart Stores Inc............                  931142103      29,093     523,253   523,253     523,253
Walgreen Co....................                  931422109     156,668   4,224,000 4,224,000   4,224,000
Weingarten Realty Investors....                  948741103      99,387   4,609,801 4,609,801   4,609,801
Wells Fargo & Co...............                  949746101     132,421   4,255,160 4,255,160   4,255,160
  TOTAL MARKET VALUE - PENSION
  PLAN SECURITIES..............                         72   5,488,456